SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Line Items]
Short Term Deposit Weighted Average Interest Rate	0.42%
Percentage of Severance Pay	8.33%
Severance Costs	$ 26	$ 18	$ 14
Effective Income Tax Rate Reconciliation, Tax Settlement, Percent, Total	50.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	873,031	537,690	561,198